UNITED STATES

SECURITIES AND EXCHANGE COMMISSION

Washington, D.C. 20549

FORM ABS-15G

ASSET-BACKED SECURITIZER

REPORT PURSUANT TO SECTION lSG OF

THE SECURITIES EXCHANGE ACT OF 1934

Check the appropriate box to indicate the filing obligation to which this form is intended to satisfy:

☐	Rule lSGa-l(c)(l) under the Exchange Act (17 CFR 240.lSGa-l(c)(l)) for the reporting period to
☐	Rule 15Ga-l(c)(2)(i) under the Exchange Act (17 CFR 240.15Ga-l(c)(2)(i)) for the quarterly reporting period to
☒	Rule 15Ga-l(c)(2)(ii) under the Exchange Act (17 CFR 240.15Ga-l(c)(2)(ii)) for the annual reporting period January 1, 2019 to December 31, 2019

Date of Report (Date of earliest event reported) February 11, 2020

PETAL CARD, INC. 1

(Exact name of securitizer as specified in its charter)

021-277366	0001693552
(Commission File Number of securitizer)	(Central Index Key Number of securitizer)

Parris Sanz,

SVP of Operations and General Counsel,

(914) 874-3352

Name and telephone number, Including area code, of the person to contact in connection with this filing

Indicate by check mark whether the securitizer has no activity to report for the initial period pursuant to Rule 15Ga-l(c)(l)  ☐

Indicate by check mark whether the securitizer has no activity to report for the quarterly period pursuant to Rule 15Ga-l(c)(2)(i)  ☐

Indicate by check mark whether the securitizer has no activity to report for the annual period pursuant to Rule 15Ga-l(c)(2)(ii)  ☒

1.	Petal Card, Inc., as securitizer, is filing this Form ABS-15G in respect of all asset-backed securities sponsored by it and outstanding during the reporting period.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934, the reporting entity has duly caused this report to be signed on its behalf by the undersigned hereunto duly authorized.

Petal Card, Inc. (Securitizer)

By:	/s/ Andrew Endicott
Name: Andrew Endicott Title: Chief Financial Officer

Date: February 11, 2020